Financial Instruments - Summary of Changes in Foreign Exchange Rates (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Trade accounts receivable:
Trade accounts receivable	$ 149.4	$ 318.0
Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	91.0	3,647.7
Trade accounts payable
Trade accounts payable	358.0	892.1
Total	449.0	4,539.8
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	1,279.9	3,207.8
Trade accounts receivable:
Trade accounts receivable	149.4	318.0
Total	1,429.3	3,525.8
Brazil, Brazil Real [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	43.1	286.5
Trade accounts payable
Trade accounts payable	73.3	77.1
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	128.7	406.5
Trade accounts receivable:
Trade accounts receivable	6.3	10.7
Net exposure (1-2):
Net exposure	(18.6)	(53.6)
United States of America, Dollars [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing	47.9	3,341.6
Trade accounts payable
Trade accounts payable	248.0	715.6
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	1,044.0	2,746.8
Trade accounts receivable:
Trade accounts receivable	120.0	274.2
Net exposure (1-2):
Net exposure	(868.1)	1,036.2
Euro Member Countries, Euro [member] | Without the effect of derivative transactions [member]
Loans and financing
Loans and financing		19.6
Trade accounts payable
Trade accounts payable	35.3	27.2
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	105.7	47.7
Trade accounts receivable:
Trade accounts receivable	23.1	33.1
Net exposure (1-2):
Net exposure	(93.5)	(34.0)
Other currencies [member] | Without the effect of derivative transactions [member]
Trade accounts payable
Trade accounts payable	1.4	72.2
Cash and cash equivalents and financial investments
Cash and cash equivalents and financial investments	1.5	6.8
Net exposure (1-2):
Net exposure	$ (0.1)	$ 65.4